Other Non-current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term deposits	$ 1,023,755	$ 470,086
Deferred offering costs	0	287,331
Others	580,182	51,445
Other non-current assets	$ 1,603,937	$ 808,862